Risk Management - Foreign currency risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	$ 5,500,740	$ 5,197,116	$ 4,712,051
Assets	14,424,320	11,918,451	10,115,278
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	50,601	125,171	112,827
Assets	37,800	72,181	39,619
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	54,166	30,422	41,976
Assets	41,589	29,245	35,237
RMB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	2,757,762	2,410,284	2,714,492
Assets	2,989,434	1,765,846	1,633,433
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	51,829	43,824	27,083
Assets	$ 905	$ 8,688	$ 3,860